File No. 33-55605


               SECURITIES AND EXCHANGE COMMISSION
                   WASHINGTON, D.C. 20549-1004

                         POST-EFFECTIVE
                         AMENDMENT NO. 9

                               TO

                            FORM S-6

For Registration Under the Securities Act of 1933 of Securities of Unit Investment Trusts Registered on Form N-8B-2


               THE FIRST TRUST COMBINED SERIES 235
                      (Exact Name of Trust)

                  FIRST TRUST PORTFOLIOS, L.P.
                    (Exact Name of Depositor)

                      1001 Warrenville Road
                     Lisle, Illinois  60532

  (Complete address of Depositor's principal executive offices)



        FIRST TRUST PORTFOLIOS, L.P.      CHAPMAN AND CUTLER LLP
        Attn:  James A. Bowen             Attn:  Eric F. Fess
        1001 Warrenville Road             111 West Monroe Street
        Lisle, Illinois  60532            Chicago, Illinois  60603


        (Name and complete address of agents for service)

It is proposed that this filing will become effective (check appropriate box)

:    :  immediately upon filing pursuant to paragraph (b)
:  x :  January 31, 2005
:    :  60 days after filing pursuant to paragraph (a)
:    :  on (date) pursuant to paragraph (a) of rule (485 or 486)


              CONTENTS OF POST-EFFECTIVE AMENDMENT
                    OF REGISTRATION STATEMENT

     This Post-Effective Amendment of Registration Statement comprises the following papers and documents:

        The facing sheet

        The purpose of the Amendment

        The signatures



                  THE PURPOSE OF THE AMENDMENT

     The purpose of this amendment is to terminate the declaration made pursuant to Rule 24f-2 promulgated under the Investment Company Act of 1940, as amended, because Units of The First Trust Combined Series 235 are no longer being offered for sale in the secondary market. A final Rule 24f-2 Notice with respect to such series has been filed concurrently with this filing.


                               S-1

                           SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933, the Registrant, The First Trust Combined Series 235, certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment of its Registration Statement to be signed on its behalf by the undersigned thereunto duly authorized in the Village of Lisle and State of Illinois on January 31, 2005.

                              The First Trust Combined Series 235
                                    (Registrant)

                              By  FIRST TRUST PORTFOLIOS, L.P.
                                    (Depositor)


                              By  Jason T. Henry
                                  Senior Vice President


                           S-2

     Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following person in the capacity and on the date indicated:

       NAME                TITLE*                   DATE



Judith M. Van Kampen        Director                )
                            of The Charger          )
                            Corporation, the        ) January 31, 2005
                            General Partner of      )
                            First Trust             )
                            Portfolios, L.P.        )

Karla M. Van Kampen-Pierre  Director                )
                            of The Charger          )
                            Corporation, the        ) Jason T. Henry
                            General Partner of      ) Attorney-in-Fact**
                            First Trust             )
                            Portfolios, L.P.        )

David G. Wisen              Director                )
                            of The Charger          )
                            Corporation, the        )
                            General Partner of      )
                            First Trust             )
                            Portfolios, L.P.        )




        * The title of the person named herein represents his capacity in and relationship to First Trust Portfolios,
        L.P., Depositor.

        **      An executed  copy  of  the related  power  of attorney
       was filed with the Securities and Exchange Commission in connection with the Amendment No. 1 to Form S-6 of FT 597 (File No. 333-76518) and the same is hereby incorporated herein by this reference.



                               S-3